Equity	6 Months Ended
Apr. 30, 2024
Equity [Abstract]
EQUITY

Note 12 —EQUITY

Ordinary Shares

The Company was incorporated on February 28, 2022 to serve as a holding company. The Company’s authorized share capital is 500,000,000 ordinary shares of a par value of $0.0001 each. In connection with the SPAC Transaction on December 16, 2022, the Company issued 50 million ordinary shares in exchange for all outstanding ordinary shares of Caravelle Group and issued 2,719,579 ordinary shares to the SPAC shareholders. In connection with the SPAC Transaction, the Company also issued 55,000 ordinary shares to settle Pacifico’s promissory note of $500,000. As a result, the Company had 52,774,579 ordinary shares issued and outstanding immediately after the SPAC Transaction.

As of April 30, 2024 and October 31, 2023, the Company had 54,289,579 and 52,774,579 ordinary shares issued and outstanding.

Ordinary shares issued for convertible notes

In connection with the 2023 Note issuance, the Company issued 15,000 ordinary shares to the noteholder as equity interest on December 27, 2023. The fair value of the conversion note was assessed at $8,468 based on the Company’s stock price upon issuance.

Shares issued for consulting services

On March 10, 2024, the Company entered into a consulting agreement with a third party for a period of two years. Pursuant to the agreement, the Company shall pay cash in specified in the agreement and issue 1,500,000 ordinary shares to the third party. The fair value of the 1,500,000 ordinary share was $800,100, calculated based on the Company’s share price at the date of the agreement.

On April 24, 2024, the Company entered into a consulting agreement with a third party for a period of one year. Pursuant to the agreement, the Company shall issue 1,500,000 ordinary shares to the third party. The fair value of the 1,500,000 ordinary share was $1,537,500, calculated based on the Company’s share price at the date of the agreement.

For the six months ended April 30, 2024, the Company recorded consulting expense of $81,546 for the above agreements. As of April 30, 2024, there were unrecognized expense related to shares issued for consulting services amounted to $2,256,054.

2022 Incentive Plan

The Company has adopted the 2022 Share Incentive Plan (the “2022 Plan”), which provides for the issuance of up to an aggregate of 3,349,520 of its ordinary shares. The 2022 Plan permits the awards of options, share appreciation rights, rights to dividends and dividend equivalent right, restricted shares and restricted share units and other rights or benefits under the 2022 Plan. No share incentives were granted under the 2022 Plan as of April 30, 2024.

Dividends

During the year ended October 31, 2022, the Group’s subsidiary - Topsheen Shipping declared and paid total dividends of $16,952,502, of which Topsheen Samoa received $8,289,902 and non-controlling shareholder received $8,662,600.

On December 30, 2022, the Group’s subsidiary - Topsheen Shipping declared dividends of $2,000,000, of which Topsheen Samoa received $1,220,000 and non-controlling shareholder received $780,000. On January 31, 2023, Topsheen Samoa declared dividends of $1,220,000, of which non-controlling shareholder received $122,000.

For the year ended October 31, 2023, the Group declared and paid in total of $902,000 dividends to non-controlling interest shareholders. The dividends at the Group’s subsidiaries were determined based on the related subsidiary’s historical performance and earnings at the time of the dividend declaration.